Note 11 - Income Taxes - Provision of Income Tax Components (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Current tax provision:
Federal						$ (365,902)	$ 2,201,279	$ 156,533
Foreign						1,232,718	378,031
State and local						455,537	578,697	542,378
Total current tax provision						1,322,353	3,158,007	698,911
Deferred tax provision (benefit):
Federal						(10,650,171)	993,603	3,586,058
Foreign						(729,745)	(132,607)
State and local						273,443	(262,345)	168,572
Total deferred tax (benefit) provision		$ (1,156,000)				(11,106,473)	598,651	3,754,630
Net provision for income taxes	$ (4,192,000)	$ (2,765,000)	$ (13,544,000)	$ 267,780	$ 800,540	$ (9,784,120)	$ 3,756,658	$ 4,453,541